Profit (loss) per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Number of potential ordinary shares that are antidilutive in period presented	30,864,506	31,432,382	86,745,377